Other Accounts Payable	12 Months Ended
Dec. 31, 2021
Other Accounts Payable

29.	Other Accounts Payable

	12.31.2021	12.31.2020
Fair value in the purchase and sale of power (Note 36.2.12)	545,468	343,406
Generation deviation - wind projects (Note 36.2.11)	108,031	94,089
Investment acquisition	46,361	14,169
Payments/returns to consumers	45,579	49,401
Pledges in guarantee	35,285	16,409
Obligations to customers in gas sales operations (a)	35,130	29,508
Aneel Order No. 084/2017 provision	34,113	29,174
Public lighting rate collected	32,895	48,188
Financial offset for the use of water resources	12,066	9,799
Other liabilities	75,364	71,143
	970,292	705,286
Current	370,383	235,400
Noncurrent	599,909	469,886
(a) Refers to amounts paid for the purchase of contracted gas volumes not yet taken by customers.